BUSINESS COMBINATION, Summary (FY) (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) Seller $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Dec. 31, 2020 $ / shares
Business Combination [Abstract]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.001
Amortization period of software intangible assets			3 years
Beaches Development Group LTD [Member]
Business Combination [Abstract]
Common stock, shares issued (in shares) | shares	180,972		180,972
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Fair value of shares	$ 135,000		$ 135,000
Payments to acquire business	155,000
Restricted stock expense			85,000
Cash price withheld as an indemnity holdback	23,000		$ 23,000
Offset period			12 months
Cash acquired	9,000		$ 9,000
Liabilities assumed	0
Excess from purchase price allocated to software intangible assets	196,000		$ 196,000
Amortization period of software intangible assets			3 years
Amortization expense for next two years	$ 136,000
Acquisition related costs		$ 11,000
Beaches Development Group LTD [Member] | Sellers [Member]
Business Combination [Abstract]
Common stock, shares issued (in shares) | shares	67,064
Fair value of shares	$ 50,000
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member]
Business Combination [Abstract]
Common stock, shares issued (in shares) | shares	113,908
Number of sellers | Seller	2
Fair value of shares	$ 85,000
Vesting period for shares	2 years
Beaches Development Group LTD [Member] | General and Administrative Expense [Member]
Business Combination [Abstract]
Restricted stock expense			$ 67,000
Amortization expense			60,000
Acquisition related costs			$ 11,000
Beaches Development Group LTD [Member] | Vesting in Year 1 [Member] | Sellers Who Signed Employment Contracts [Member]
Business Combination [Abstract]
Percent of shares that vest per year	50.00%
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member]
Business Combination [Abstract]
Number of sellers | Seller	2
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member] | Sellers Who Signed Employment Contracts [Member]
Business Combination [Abstract]
Percent of shares that vest per year	50.00%